AST AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.9%
Unaffiliated Funds**
American Funds Insurance Series - Asset Allocation Fund (Class 1)	12,542,517	$349,058,259
American Funds Insurance Series - Growth Fund (Class 1)	1,759,578	208,897,101
American Funds Insurance Series - Growth-Income Fund (Class 1)	4,459,032	279,179,979
Bond Fund of America (The) (Class R6)	20,953,267	282,030,973
New Perspective Fund (Class R6)	4,130,630	276,628,260

Total Long-Term Investments (cost $1,096,098,447)		1,395,794,572

Short-Term Investment — 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,754,238)(wb)	1,754,238	1,754,238

TOTAL INVESTMENTS—100.0% (cost $1,097,852,685)		1,397,548,810

Liabilities in excess of other assets — (0.0)%		(63,047)

Net Assets — 100.0%		$1,397,485,763

**	Investments are affiliated with the Subadvisor.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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